Fair Value of Financial Instruments (excluding PSSVSA) - Determination of Fair Value (Details)	Dec. 31, 2025 instrument
EBP 003 | Real estate
Fair Value of Financial Instruments (excluding PSSVSA)
Number of investments for which fair value is based on unobservable inputs.	1